Transactions with related parties-Charter agreements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Commissions - related party	$ 0	$ 298	$ 1,327
Vessel revenue - related party	0	8,221	35,684
[SamcAndBetCommanderAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date			July 7, 2009
Daily gross charter rate			24
Address commission			3.75%
Charter party agreement expiration date			August 2011
[SamcAndBetPrinceAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date			July 7, 2009
Daily gross charter rate			25
Address commission			3.75%
Charter party agreement expiration date			November 2011
[SamcAndBetFighterAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date			July 7, 2009
Daily gross charter rate			25
Address commission			3.75%
Charter party agreement expiration date			June 2011
[SamcAndBetScouterAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date			July 7, 2009
Daily gross charter rate			26
Address commission			3.75%
Charter party agreement expiration date			June 2011
[SamcAndBetIntruderAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date			July 7, 2009
Daily gross charter rate			16
Address commission			3.75%
Charter party agreement expiration date			September 2011
[SwissmarineAndBetFighterAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date			June 16, 2011
Minimum months of charter period			11
Maximum months of charter period			13
Charter commencement date			June 2011
Charter Party Rate Details			Gross daily rate equal to the adjusted time charter average of the Baltic Capesize Index.
Address commission			3.75%
[SafbulkMaritimeAndBetFighterAgreementMember]
Related Party Transaction [Line Items]
Brokerage commission			1.25%
[SwissmarineAndBetScouterAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date			June 16, 2011
Minimum months of charter period			11
Maximum months of charter period			13
Charter commencement date			June 2011
Charter Party Rate Details			Gross daily rate equal to the adjusted time charter average of the Baltic Capesize Index.
Address commission			3.75%
[SafbulkMaritimeAndBetScouterAgreementMember]
Related Party Transaction [Line Items]
Brokerage commission			1.25%
[SwissmarineAndBetPrinceAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date			October 7, 2011
Minimum months of charter period			11
Maximum months of charter period			13
Charter commencement date			November 2011
Charter Party Rate Details			Gross daily rate equal to the adjusted time charter average of the Baltic Capesize Index.
Address commission			3.75%
[SafbulkMaritimeAndBetPrinceAgreementMember]
Related Party Transaction [Line Items]
Brokerage commission			1.25%
[SwissmarineAndBetIntruderAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date			June 16, 2011
Minimum months of charter period			11
Maximum months of charter period			13
Charter commencement date			September 16, 2011
Daily gross charter rate			12
Address commission			3.75%
Charter party agreement expiration date			July 29, 2012
[SafbulkMaritimeAndBetIntruderAgreementMember]
Related Party Transaction [Line Items]
Brokerage commission			1.25%
[SwissmarineAndBetCommanderAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date		July 24, 2012
Charter commencement date		August 23, 2012
Address commission		3.75%
[SafbulkMaritimeAndBetCommanderAgreementMember]
Related Party Transaction [Line Items]
Brokerage commission		1.25%
[SeanergyMaritimeHoldingsCorpNewMember]
Related Party Transaction [Line Items]
Commissions - related party	0	298	1,327
Vessel revenue - related party	0	8,221	35,684
Off-hire expenses - related party	$ 0	$ 261	$ 362